                                                ANNUAL REPORT, December 31, 1996
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

                                                                   February 1997

Dear Shareholder:

For the year 1996, the Navellier Aggressive Growth Portfolio ("the Fund") returned 22.62%. This compares favorably to 14.76% for the Russell 2000*, 17.48% for the Lipper Growth Funds Index** and the Nasdaq Composite*** which returned 22.71% over the same period. During the first six months of 1996, the Navellier Aggressive Growth Portfolio gained 30.63%, compared to a 12.63% gain for the Nasdaq Composite and a 9.70% gain for the Russell 2000. During the second half of 1996 the Fund lost 6.13%, compared to a positive 8.95% return for the Nasdaq Composite and a positive 4.61% return for the Russell 2000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    NAVELLIER AGGRESSIVE GROWTH PORTFOLIO
DATE                                             Aggressive Growth Portfolio      NASDAQ Composite    Russell 2000
12/31/95                                                             $10,000               $10,000          $10000
1/31/96                                                               $9,540               $10,073           $9981
2/29/96                                                              $10,600               $10,455          $10284
3/31/96                                                              $11,330               $10,468          $10468
4/30/96                                                              $12,900               $11,315          $11023
5/31/96                                                              $14,040               $11,818          $11452
6/30/96                                                              $13,050               $11,263          $10970
7/31/96                                                              $11,190               $10,270          $10001
8/31/96                                                              $11,850               $10,849          $10567
9/30/96                                                              $12,760               $11,661          $10963
10/31/96                                                             $12,540               $11,610          $10779
11/30/96                                                             $12,220               $12,286          $11207
12/31/96                                                             $12,160               $12,271          $11476

The above chart indicates the return of $10,000 invested in the NAVELLIER AGGRESSIVE GROWTH PORTFOLIO on December 29, 1995. As the chart shows by December 31, 1996, the value of the investment would have grown to $12,262, a 22.62% increase. For comparison purposes, look at how the NASDAQ Composite and the Russell 2000 performed over the same period. An investment of $10,000 in the NASDAQ Composite over the same period would have grown to $12,271, a 22.71% increase. Similarly, an investment of $10,000 in the Russell 2000 over the same period would have grown to $11,476, a 14.76% increase.

The above charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund generally lagged behind the overall stock market during the last six months of 1996 since primarily large capitalization stocks performed well during the second half of the year. Although the Fund can buy large cap stocks, growth stocks are generally found in the small cap arena. One of the startling statistics for 1996 was highlighted in an article in the January 13, 1997 issue of Fortune, which stated that the Nasdaq Composite, excluding the 100 largest stocks, was actually up less than 3% in 1996. In other words, 1996 was predominantly a large capitalization stock market rally, especially in the second half of 1996. Virtually none of the largest 100 Nasdaq stocks were in the Navellier Aggressive Growth Portfolio. Considering that the Nasdaq Composite was up less than 3% in 1996 when the 100 largest stocks are excluded, we are quite satisfied that the Fund had strong results in 1996.

The historical valuations of the stocks in the Navellier Aggressive Growth Portfolio remain reasonable relative to the Dow Industrials and S&P 500. Wave after wave of money flowing into index funds has benefited the S&P 500 and moved it into the high range of its historical price/earnings ratio. At over 21 times current earnings, the S&P 500 is very expensive, especially since the most optimistic analysts call for only 14% to 15% earnings growth in fiscal 1997. The average stock in the Navellier Aggressive Growth Portfolio continues to trade at approximately 30 times earnings, but literally has over 15 times the historical earnings growth of the S&P 500. Looking forward, the average stock in the Fund should continue to have far greater earnings growth than the S&P 500. When the current mania fueling index funds settles down and Wall Street starts rotating into stocks that represent outstanding fundamental values, my favorite stocks in the Fund should benefit tremendously. In my opinion, we are now on the verge of a "stock picking" environment, where predominantly stocks with outstanding fundamental characteristics, such as those in the Navellier Aggressive Growth Portfolio, will benefit.

We were proud to introduce the Navellier Mid Cap Growth Portfolio ("the Portfolio") on November 27, 1996. The Portfolio returned 2.75% for the month of December. This compares favorably to 2.40% for the Russell 2000*, a negative 1.89% for the Lipper Growth Funds Index** and a negative 0.12% for the Nasdaq Composite*** over the same short period. We want to emphasize that although we hope to have excellent returns for this Portfolio, such a short reporting period says very little for future expectations for any investment.

The fundamentals for the stocks in the Navellier Mid Cap Growth Portfolio remain very strong. The average stock in the Portfolio continues to trade at approximately 22 times earnings, but has far more powerful earnings growth potential than that of the S&P 500. We use the same techniques for the Navellier Mid Cap Growth Portfolio as we have used for the highly successful Navellier Aggressive Small Cap Equity Portfolio. The main difference between the two funds is that we only purchase stocks with a market cap of between $1 and $5 billion for the Navellier Mid Cap Growth Portfolio. The average cap size for the companies we are buying for the Navellier Mid Cap Growth Portfolio is approximately $2.2 billion. This makes the Portfolio an excellent opportunity for our investors to diversify into a larger cap sector of the market.

On the large scale, economists are having a hard time predicting economic growth because increasing productivity is hard to account for in their economic models. Most economists are predicting 2% to 3% economic growth in 1997, which would be a slowdown from the more than 4% growth experienced in the second half of 1996. However, these economists are not factoring in continuing productivity gains that have bolstered the U.S. economy, resulting in exceptionally high growth without inflation. The implicit price deflator is an inflation indicator without volatile food and energy prices. It is the most reliable indicator of inflation and is now at its lowest point in decades. The recent 0.3% drop in wholesale prices in

January is further evidence that inflation is now deader than dead. The bond market has celebrated this positive inflation news and as of this writing, Treasury Bond yields are near the 6.5% level. The low inflation and low interest rate environment sets a very positive tone for the stock market for the next several months.

In 1996, the Navellier Aggressive Growth Portfolio performed quite well relative to other growth funds. In fact, the Fund was our best performing mutual fund in 1996. Through its non-diversified charter, the Navellier Aggressive Growth Portfolio can better concentrate on key stocks and key industry groups than the diversified funds that we manage. As a result, the Navellier Aggressive Growth Portfolio is designed to be our most aggressive growth fund. We were quite happy with the short experience of our new Navellier Mid Cap Growth Portfolio. The new Navellier Mid Cap Growth Portfolio should prove to have very strong upside potential with less volatility than our other smaller cap funds.

I want to personally thank all shareholders in the Navellier Performance Funds for selecting us to manage some of your assets. We feel very obligated to our shareholders and plan to close the funds in the future to ensure our high performance standard. Always feel free to contact us if you have any questions or we can help you in any way.

Sincerely,

[/S/ LOUIS G. NAVELLIER]                         [/S/ ALAN ALPERS]
LOUIS G. NAVELLIER                               ALAN ALPERS

THIS MATERIAL HAS BEEN PRECEDED BY A NAVELLIER PERFORMANCE FUNDS PROSPECTUS.

  * THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX CONSISTING OF THE SMALLEST 2000 STOCKS IN THE RUSSELL 3000 INDEX. IT IS CONSIDERED REPRESENTATIVE OF THE SMALL CAP MARKET IN GENERAL. IT IS NOT AN INVESTMENT PRODUCT AVAILABLE FOR PURCHASE.

 ** THE LIPPER GROWTH FUND INDEX IS AN UNMANAGED NET ASSET VALUE WEIGHTED INDEX
    OF 30 MUTUAL FUNDS THAT HAVE "GROWTH" INVESTMENT OBJECTIVES.

*** THE NASDAQ COMPOSITE IS AN UNMANAGED INDEX CONSISTING OF APPROXIMATELY 5,500
    STOCKS. IT IS CONSIDERED REPRESENTATIVE OF THE STOCK MARKET AS A WHOLE. IT IS NOT AN INVESTMENT PRODUCT AVAILABLE FOR PURCHASE.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)

------------------------------------------------------
COMMON STOCKS
AEROSPACE AND DEFENSE -- 1.38%
   40,000  Oregon Metallurgical Corp.*   $   1,290,000
                                         -------------
BUSINESS/MANAGEMENT SERVICES -- 2.92%
  100,000  FPA Medical Management,
             Inc.*                           2,237,500
   34,293  Sitel Corp.*                        484,389
                                         -------------
                                             2,721,889
                                         -------------
CHEMICALS -- 0.80%
   27,000  MacDermid, Inc.                     742,500
                                         -------------
COMPUTER HARDWARE -- 5.70%
   70,000  ENCAD, Inc.*                      2,887,500
   50,000  QLogic Corp.*                     1,287,500
   20,000  Western Digital Corp.*            1,137,500
                                         -------------
                                             5,312,500
                                         -------------
COMPUTER SOFTWARE -- 3.04%
   20,500  Aspen Technology, Inc.*           1,645,125
   30,000  Rational Software Corp.*          1,186,875
                                         -------------
                                             2,832,000
                                         -------------
DATA COMMUNICATIONS/NETWORKING -- 3.32%
   75,000  Davox Corp.*                      3,093,750
                                         -------------
DIVERSIFIED TECHNOLOGY -- 1.48%
   38,000  Zoltek Companies, Inc.*           1,382,250
                                         -------------
ELECTRONICS -- 3.11%
   50,000  Inacom Corp.*                     2,000,000
   84,000  Zytec*                              892,500
                                         -------------
                                             2,892,500
                                         -------------
HEALTHCARE -- 2.62%
   50,000  Safeskin Corp.*                   2,437,500
                                         -------------
HEAVY MACHINERY/CONSTRUCTION -- 3.76%
   78,000  Smith International, Inc.*        3,500,250
                                         -------------
HOME FURNISHINGS -- 1.07%
   50,000  Stanley Furniture Co., Inc.*        993,750
                                         -------------
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL AND COMMERCIAL SERVICES -- 7.50%
  100,000  DT Industries, Inc.           $   3,500,000
   90,000  SPX Corp.                         3,487,500
                                         -------------
                                             6,987,500
                                         -------------
METALS -- 2.27%
   35,000  Olympic Steel, Inc.*                888,125
   35,000  Reliance Steel and Aluminum
             Co.                             1,225,000
                                         -------------
                                             2,113,125
                                         -------------
NATURAL GAS -- 1.45%
   46,800  North Carolina Natural Gas
             Corp.                           1,351,350
                                         -------------
OIL -- 10.80%
   22,000  Cliffs Drilling Co.*              1,391,500
  140,000  Comstock Resources, Inc.*         1,820,000
   39,000  Ensco International, Inc.*        1,891,500
   30,000  KCS Energy, Inc.                  1,072,500
  130,000  Swift Energy Co.*                 3,883,750
                                         -------------
                                            10,059,250
                                         -------------
OIL AND GAS EXPLORATION -- 11.92%
  110,300  Global Industries, Ltd.*          2,054,338
  180,000  Marine Drilling Companies,
             Inc.*                           3,543,750
   20,000  Seacor Holdings, Inc.*            1,260,000
  120,000  UTI Energy Corp.*                 4,245,000
                                         -------------
                                            11,103,088
                                         -------------
PHARMACEUTICALS -- 10.04%
  103,600  Herbalife International,
             Inc.                            3,379,950
   60,800  Jones Medical Industries,
             Inc.                            2,226,800
   85,000  Medicis Pharmaceutical
             Corp.*                          3,740,000
                                         -------------
                                             9,346,750
                                         -------------
REAL ESTATE -- 1.99%
   75,000  Fairfield Communities, Inc.*      1,856,250
                                         -------------

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
AGGRESSIVE GROWTH PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAILERS -- 17.24%
   90,000  Eagle Hardware and Garden,
             Inc.*                       $   1,867,500
  100,000  Equity Marketing, Inc.*           1,850,000
  150,000  Finish Line, Inc.*                3,168,750
  200,000  Paul Harris Stores, Inc.*         3,550,000
   61,500  Ross Stores, Inc.                 3,075,000
   42,700  West Marine, Inc.*                1,206,275
   62,500  Wet Seal, Inc.*                   1,335,937
                                         -------------
                                            16,053,462
                                         -------------
SEMICONDUCTORS AND RELATED -- 2.44%
   50,000  Vitesse Semiconductor Corp.*      2,275,000
                                         -------------
TECHNICAL SERVICES -- 1.34%
   30,000  Technology Solutions Co.*         1,245,000
                                         -------------

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 1.96%
   60,000  Pairgain Technologies, Inc.*  $   1,826,250
                                         -------------
VEHICLE PARTS AND EQUIPMENT -- 1.29%
   60,000  Miller Industries, Inc.*          1,200,000
                                         -------------
TOTAL COMMON STOCKS -- 99.44%
 (COST $82,787,597)                         92,615,914
                                         -------------
MUTUAL FUNDS -- 0.56%
  520,346  Fund for Government Investors
             (Cost $520,346)                   520,346
                                         -------------
TOTAL INVESTMENTS -- 100.00%
 (COST $83,307,943)                      $  93,136,260
                                         -------------
                                         -------------

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)

------------------------------------------------------
COMMON STOCKS
AGRICULTURAL -- 1.77%
    1,500  Grupo Industrial Maseca (ADR)  $    28,687
                                          ------------
AIRLINES -- 1.44%
    1,000  USAir Group, Inc.*                  23,375
                                          ------------
APPAREL/FABRIC -- 2.54%
    1,100  Jones Apparel Group, Inc.*          41,113
                                          ------------
AUTO/TRUCK MANUFACTURING -- 1.26%
      300  Paccar, Inc.                        20,400
                                          ------------
BANKING -- 7.43%
      500  Commerce Bancshares, Inc.           23,125
      500  Greenpoint Financial Corp.          23,625
      600  Provident Bancorp, Inc.             20,400
      500  Regions Financial Corp.             25,844
      300  Star Banc Corp                      27,562
                                          ------------
                                              120,556
                                          ------------
BEVERAGES -- 1.73%
      600  Panamerican Beverages, Inc.         28,125
                                          ------------
BUSINESS/MANAGEMENT SERVICES -- 1.70%
      800  Robert Half International,
             Inc.*                             27,500
                                          ------------
CASINOS/GAMING -- 1.46%
    1,300  International Game Technology       23,725
                                          ------------
CHEMICALS -- 1.50%
      600  Cytec Industries, Inc.*             24,375
                                          ------------
COMPUTER HARDWARE -- 3.94%
      700  Cognos, Inc.*                       19,688
      400  Gateway 2000, Inc.*                 21,425
      400  Western Digital Corp.*              22,750
                                          ------------
                                               63,863
                                          ------------
CONTAINERS AND PACKAGING -- 1.98%
    2,000  Jefferson Smurfit Corp.*            32,125
                                          ------------
COSMETICS/PERSONAL CARE -- 1.48%
      500  Alberto Culver Co.                  24,000
                                          ------------
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED TECHNOLOGY -- 3.88%
    1,200  BMC Industries, Inc.           $    37,800
      400  Diebold, Inc.                       25,150
                                          ------------
                                               62,950
                                          ------------
ELECTRIC UTILITIES -- 1.29%
      500  Portland General Corp.              21,000
                                          ------------
ELECTRONICS -- 1.60%
      600  Hubbell, Inc.                       25,950
                                          ------------
ENERGY -- 3.15%
    2,200  NGC Corp.                           51,150
                                          ------------
FINANCIAL SERVICES -- 2.90%
      800  Alliance Capital Management,
             LP                                21,300
      400  Finova Financial Trust              25,700
                                          ------------
                                               47,000
                                          ------------
FOODS -- 2.99%
      500  Interstate Bakeries Corp.           24,562
      400  Vons Companies, Inc.*               23,950
                                          ------------
                                               48,512
                                          ------------
HEALTHCARE -- 1.91%
      700  Mallinckrodt, Inc.                  30,887
                                          ------------
HEAVY MACHINERY -- 1.66%
      600  Smith International, Inc.*          26,925
                                          ------------
HOUSEHOLD PRODUCTS -- 3.57%
    1,100  Fort Howard Corp.*                  30,456
      800  US Industries, Inc.*                27,500
                                          ------------
                                               57,956
                                          ------------
INDUSTRIAL AND COMMERCIAL
 SERVICES -- 1.40%
      400  Valspar Corp.                       22,650
                                          ------------
INSURANCE -- 6.33%
      400  Ace, Ltd.                           24,050
      400  Conseco, Inc.                       25,500

* NON-INCOME PRODUCING.
ADR -- AMERICAN DEPOSITORY RECEIPT

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
MID CAP GROWTH PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)

------------------------------------------------------
COMMON STOCKS (CONTINUED)
      500  Mid Ocean, Ltd.                $    26,250
      400  Progressive Corp.                   26,950
                                          ------------
                                              102,750
                                          ------------
NATURAL GAS -- 3.63%
      700  Nicor, Inc.                         25,025
    2,200  Noram Energy Corp.                  33,825
                                          ------------
                                               58,850
                                          ------------
OFFICE EQUIPMENT/SUPPLIES -- 1.31%
      600  Avery Dennison Corp.                21,225
                                          ------------
OIL -- 3.38%
      600  Ensco International, Inc.*          29,100
      700  Parker and Parsley Petroleum
             Co.                               25,725
                                          ------------
                                               54,825
                                          ------------
OIL AND GAS EXPLORATION -- 6.29%
      500  Camco International, Inc.           23,063
    1,500  Global Marine, Inc.*                30,937
      500  Louisiana Land and
             Exploration                       26,813
      800  Reading and Bates Corp.*            21,200
                                          ------------
                                              102,013
                                          ------------
POWER SUPPLY -- 1.51%
      900  American Power Conversion
             Corp.*                            24,525
                                          ------------
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)

RETAILERS -- 2.99%
      400  Ross Stores, Inc.              $    20,000
      600  TJX Companies, Inc.                 28,425
                                          ------------
                                               48,425
                                          ------------
TELECOMMUNICATIONS -- 3.65%
      600  Andrew Corp.*                       31,838
      900  Pairgain Technologies, Inc.*        27,394
                                          ------------
                                               59,232
                                          ------------
TOBACCO -- 1.58%
      800  Universal Corp.                     25,700
                                          ------------
UTILITIES -- 1.53%
      600  National Fuel Gas Co.               24,750
                                          ------------
TOTAL COMMON STOCKS -- 84.78% (COST
 $1,339,675)                                1,375,119
                                          ------------
MUTUAL FUNDS -- 15.22%
  246,952  Fund for Government Investors
             (Cost $246,952)                  246,952
                                          ------------
TOTAL INVESTMENTS -- 100.00%
 (COST $1,586,627)                        $ 1,622,071
                                          ------------
                                          ------------

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                                        AGGRESSIVE     MID CAP
                                                                                          GROWTH       GROWTH
                                                                                        PORTFOLIO     PORTFOLIO
                                                                                       ------------  -----------
ASSETS
  Securities at Value (Note 1, see portfolios for cost information)..................  $ 93,136,260  $ 1,622,071
  Receivable for Securities Sold.....................................................     1,904,357           --
  Receivable for Shares Sold.........................................................       919,126       29,100
  Interest Receivable................................................................        15,266           29
  Dividends Receivable...............................................................         7,921        1,330
  Unamortized Organizational Costs (Note 1)..........................................       100,590           --
                                                                                       ------------  -----------
    Total Assets.....................................................................    96,083,520    1,652,530
                                                                                       ------------  -----------
LIABILITIES
  Payable for Shares Redeemed........................................................       366,219        8,740
  Payable for Securities Purchased...................................................       204,376           --
  Investment Advisory Fee Payable (Note 2)...........................................       103,779        1,107
  Administrative Fee Payable (Note 2)................................................        20,756          221
  Distribution Plan Fee Payable (Note 4).............................................        20,756          221
  Other Payables and Accrued Expenses................................................        20,756          221
  Organizational Expenses Payable to Adviser (Note 1)................................       100,590           --
                                                                                       ------------  -----------
    Total Liabilities................................................................       837,232       10,510
                                                                                       ------------  -----------
NET ASSETS...........................................................................  $ 95,246,288  $ 1,642,020
                                                                                       ------------  -----------
                                                                                       ------------  -----------
SHARES OUTSTANDING...................................................................     7,773,720      159,948
                                                                                       ------------  -----------
                                                                                       ------------  -----------
NET ASSET VALUE PER SHARE............................................................        $12.25       $10.27
                                                                                             ------  -----------
                                                                                             ------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                           AGGRESSIVE        MID CAP
                                                                             GROWTH          GROWTH
                                                                            PORTFOLIO       PORTFOLIO
                                                                          -------------   -------------
                                                                          FOR THE YEAR       FOR THE
                                                                              ENDED       PERIOD ENDED
                                                                          DECEMBER 31,    DECEMBER 31,
                                                                              1996            1996*
                                                                          -------------   -------------
INVESTMENT INCOME
  Interest (Note 1).....................................................  $    187,721      $   1,188
  Dividends (Note 1)....................................................        67,395          1,354
                                                                          -------------   -------------
    Total Investment Income.............................................       255,116          2,542
                                                                          -------------   -------------
EXPENSES
  Investment Advisory Fee (Note 2)......................................       739,162          1,107
  Administrative Fee (Note 2)...........................................       147,832            221
  Distribution Plan Fees (Note 4).......................................       147,832            221
  Transfer Agent and Custodian Fee (Note 3).............................       123,286            785
  Registration Fees.....................................................        36,699         22,694
  Trustees' Fees (Note 2)...............................................        30,000             --
  Organizational Expense (Note 1).......................................        25,200             --
  Shareholder Reports and Notices.......................................        21,997             --
  Legal Fees............................................................        15,179         75,000
  Audit Fees............................................................         4,250             --
  Other Expenses........................................................        18,625             --
                                                                          -------------   -------------
    Total Expenses......................................................     1,310,062        100,028
    Less Expenses Reimbursed by Investment Adviser (Note 2).............      (127,403)       (98,258)
                                                                          -------------   -------------
      Net Expenses......................................................     1,182,659          1,770
                                                                          -------------   -------------
NET INVESTMENT INCOME (LOSS)............................................      (927,543)           772
                                                                          -------------   -------------
Net Realized Loss on Investment Transactions............................   (12,055,596)            --
Net Change in Unrealized Appreciation of Investments....................     9,828,401         35,444
                                                                          -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS..........................................    (2,227,195)        35,444
                                                                          -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........  $ (3,154,738)     $  36,216
                                                                          -------------   -------------
                                                                          -------------   -------------

*FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           MID CAP
                                                                 AGGRESSIVE GROWTH          GROWTH
                                                                     PORTFOLIO            PORTFOLIO
                                                             --------------------------  ------------
                                                             FOR THE YEAR    FOR THE       FOR THE
                                                                ENDED      PERIOD ENDED  PERIOD ENDED
                                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                 1996         1995*         1996**
                                                             ------------  ------------  ------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss).............................   $ (927,543)   $       21    $      772
  Net Realized Loss on Investment Transactions.............  (12,055,596)           --            --
  Net Change in Unrealized Appreciation (Depreciation) of
    Investments............................................    9,828,401           (84)       35,444
                                                             ------------  ------------  ------------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations...........................................   (3,154,738)          (63)       36,216
                                                             ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income...............................           --            --          (772)
  From Net Realized Capital Gains..........................           --            --            --
                                                             ------------  ------------  ------------
    Total Distributions to Shareholders....................           --            --          (772)
                                                             ------------  ------------  ------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares........................  172,216,916       200,000     1,614,544
  Reinvestment of Distributions............................           --            --           772
  Cost of Shares Redeemed..................................  (74,115,827)           --        (8,740)
                                                             ------------  ------------  ------------
    Net Increase in Net Assets Resulting from Share
      Transactions.........................................   98,101,089       200,000     1,606,576
                                                             ------------  ------------  ------------
    TOTAL INCREASE IN NET ASSETS...........................   94,946,351       199,937     1,642,020
NET ASSETS -- Beginning of Year............................      299,937       100,000            --
                                                             ------------  ------------  ------------
NET ASSETS -- End of Year..................................   $95,246,288   $  299,937    $1,642,020
                                                             ------------  ------------  ------------
                                                             ------------  ------------  ------------
SHARES
  Sold.....................................................   13,842,072        20,020       160,724
  Issued in Reinvestment of Distributions..................           --            --            75
  Redeemed.................................................   (6,098,372)           --          (851)
                                                             ------------  ------------  ------------
    Net Increase in Shares.................................    7,743,700        20,020       159,948
                                                             ------------  ------------  ------------
                                                             ------------  ------------  ------------

 *FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995.
**FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         AGGRESSIVE GROWTH              MID CAP GROWTH
                                                                             PORTFOLIO                    PORTFOLIO
                                                                  -------------------------------       --------------
                                                                    FOR THE            FOR THE             FOR THE
                                                                   YEAR ENDED        PERIOD ENDED        PERIOD ENDED
                                                                  DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                                                                      1996              1995*               1996**
                                                                  ------------       ------------       --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Year......................          $9.99             $10.00              $10.00
                                                                  ------------       ------------          -------
  Income from Investment Operations:
    Net Investment Income (Loss)............................         (0.120)             0.002               0.005
    Net Realized and Unrealized Gains (Losses) on
      Securities............................................          2.380             (0.008)              0.270
                                                                  ------------       ------------          -------
      Total from Investment Operations......................          2.260             (0.006)              0.275
                                                                  ------------       ------------          -------
  Distributions to Shareholders:
    From Net Investment Income..............................             --                 --              (0.005)
    From Net Realized Capital Gains.........................             --                 --                  --
                                                                  ------------       ------------          -------
      Total Distributions to Shareholders...................             --                 --              (0.005)
                                                                  ------------       ------------          -------
  Net Increase (Decrease) in Net Asset Value................           2.26              (0.01)               0.27
                                                                  ------------       ------------          -------
  Net Asset Value -- End of Year............................         $12.25              $9.99              $10.27
                                                                  ------------       ------------          -------
                                                                  ------------       ------------          -------

TOTAL INVESTMENT RETURN.....................................          22.62%             (0.10)%(A)           2.75%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2).....................           2.00%              2.00%(B)            2.00%(B)
  Expenses Before Reimbursement (Note 2)....................           2.22%             27.25%(B)          113.02%(B)
  Net Investment Income (Loss)..............................          (1.57)%             2.59%(B)            0.87%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................          169.0%                --                  --
  Net Assets at End of Year (000's omitted).................        $95,246               $300              $1,642
  Number of Shares Outstanding at End of Year (000's
    omitted)................................................          7,774                 30                 160
  Average Commission Rate Paid (C)..........................        $0.0389                                $0.0300

--------------------------------------------------------
(A) Total returns for periods of less than one year are not annualized.
(B) Annualized.
(C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995
**FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load, non-diversified and diversified portfolios. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund presently consists of three separate portfolios each with its own investment objectives and policies. These financial statements report on two of the three portfolios: Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, and Mid Cap Growth Portfolio, a diversified open-end management company portfolio. The Aggressive Small Cap Portfolio, has been inactive since November 26, 1996, the date of its commencement of operations. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are re-invested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Fund totaling $126,000 are being deferred and amortized over 60 months beginning with the public offering of shares. Any redemption by an initial investor during the amortization period will be reduced by a prorata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At December 31, 1996, unamortized organization costs were $100,590.

2. Investment Advisory Fees and Other Transactions With Affiliates

    Investment advisory services are provided by Navellier Management, Inc. ("Adviser"). Under an agreement with the Adviser, each portfolio of the Fund pays a fee for such services at the annual rate of 1.25% of the daily net assets of the portfolio. The Adviser also receives an annual fee equal to 0.25% of the Fund's average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At December 31, 1995, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the year ended

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

December 31, 1996, the Adviser paid operating expenses of the Aggressive Growth Portfolio totaling $275,236. Under the operating expense agreement, the Adviser requested, and the Aggressive Growth Portfolio reimbursed, $147,833 of such expenses. The Adviser voluntarily agreed not to seek future reimbursement of $127,403 of such 1996 expenses. During the period November 26, 1996 (commencement of operations) to December 31, 1996, the Adviser voluntarily waived reimbursement for substantially all the operating expenses which were paid on behalf of the Mid Cap Growth Portfolio. Accordingly, at December 31, 1996, there were no prior expenses which could be reimbursed in the future under the agreement.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Trustees not affiliated with the Adviser $7,500 annually. For the year ended December 31, 1996, Trustees' fees totaled $30,000.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of each portfolio for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the year ended December 31, 1996, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                                       AGGRESSIVE      MID CAP
                                                                                         GROWTH        GROWTH
                                                                                        PORTFOLIO     PORTFOLIO
                                                                                      -------------  -----------
Purchases...........................................................................  $ 187,396,704  $ 1,339,676
                                                                                      -------------  -----------
Sales...............................................................................  $  92,784,752  $        --
                                                                                      -------------  -----------

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

6. Net Unrealized Appreciation/Depreciation of Investments

    Unrealized appreciation (depreciation) as of December 31, 1996, based on the cost for Federal income tax purposes is as follows:

                                                                                        AGGRESSIVE     MID CAP
                                                                                          GROWTH       GROWTH
                                                                                        PORTFOLIO     PORTFOLIO
                                                                                       ------------  -----------
Gross Unrealized Appreciation........................................................  $ 13,557,766  $    51,729
Gross Unrealized Depreciation........................................................    (3,791,976)     (16,285)
                                                                                       ------------  -----------
Net Unrealized Appreciation..........................................................  $  9,765,790  $    35,444
                                                                                       ------------  -----------
                                                                                       ------------  -----------
Cost of Investments for Federal Income Tax Purposes..................................  $ 83,370,470  $ 1,586,627
                                                                                       ------------  -----------
                                                                                       ------------  -----------

7. Net Assets

    At December 31, 1996, net assets consisted of the following:

                                                                                       AGGRESSIVE      MID CAP
                                                                                         GROWTH        GROWTH
                                                                                        PORTFOLIO     PORTFOLIO
                                                                                      -------------  -----------
Paid-in-Capital.....................................................................  $  97,473,567  $ 1,606,576
Undistributed Net Investment Income.................................................             --           --
Accumulated Net Realized Loss on Investments........................................    (12,055,596)          --
Net Unrealized Appreciation of Investments..........................................      9,828,317       35,444
                                                                                      -------------  -----------
NET ASSETS..........................................................................  $  95,246,288  $ 1,642,020
                                                                                      -------------  -----------
                                                                                      -------------  -----------

8. Federal Income Tax

    Permanent differences between tax and financial reporting of net investment income and realized gains/(losses) are reclassified to paid-in-capital. As of December 31, 1996, net investment losses were reclassified to paid-in-capital as follows:

                                                                                       AGGRESSIVE     MID CAP
                                                                                         GROWTH        GROWTH
                                                                                       PORTFOLIO     PORTFOLIO
                                                                                      ------------  ------------
Reduction of paid-in-capital........................................................  $    927,543            --

    At December 31, 1996, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                                       AGGRESSIVE     MID CAP
                                                                                         GROWTH        GROWTH
EXPIRES DECEMBER 31,                                                                   PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------  ------------  ------------
2004................................................................................  $ 11,993,069            --

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
 of The Navellier Performance Funds:

We have audited the statements of assets and liabilities, including the portfolios of investments of the Aggressive Growth and the Mid Cap Portfolios (two of the portfolios) of The Navellier Performance Funds (the Fund) as of December 31, 1996, the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Aggressive Growth and Mid Cap Portfolios of The Navellier Performance Funds at December 31, 1996, the results of their operations, the changes in their net assets, and financial highlights for the presented periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Washington, DC
January 31, 1997

                                                            [LOGO]

                                                           NAVELLIER
                                                       Performance Funds

                                                         ANNUAL REPORT
                                                       December 31, 1996

                                 Navellier Offices:

                             One East Liberty Third Floor
                                  Reno, Nevada 89501
                                  800-887-8671 P.S.T.

                              Custodian & Transfer Agent:

                             Rushmore Trust and Savings, FSB
                                   4922 Fairmont Avenue
                                    Bethesda, MD 20814
                                    800-532-2268 E.S.T.